Other non-current liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 288	$ 327
Long-term disability benefits obligation	260	327
Derivative liabilities	191	43
Other	331	306
Total other non-current liabilities	$ 1,070	$ 1,003